Summary of Federal Income Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interest
Current tax expense (benefit)	$ 5	$ (33)	$ (144)
Deferred tax (benefit) expense	(152)	346	243
Total tax (benefit) expense	$ (147)	$ 313	$ 99